SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at January 1, 2023 and 2022	$ 198,140	$ 340,290
New derivative liability
Reclassification to additional paid in capital from conversion of debt to common stock
Change in fair value	225,074	(142,150)
Balance at December 31, 2023 and 2022	$ 423,214	$ 198,140